Fair Value Measurements	1 Months Ended	4 Months Ended	9 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
COLUMBUS CIRCLE CAPITAL CORP I [Member]
Fair Value Measurements

Note 8 - Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

COLUMBUS CIRCLE CAPITAL CORP I

NOTES TO CONDENSED FINANCIAL STATEMENTS (UNAUDITED)

SEPTEMBER 30, 2025

The fair value of the Public Warrants is $3,125,000 or $0.25 per public warrant. The fair value of the Public Warrants was determined using the binomial lattice model. The Public Warrants have been classified within shareholders’ equity and will not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the valuation of the public warrants:

May 19, 2025
Volatility	10.0%
Risk free rate	4.1%
Dividend yield	0.0%
Asset price	$9.99
Exercise price	$11.50
Term	5.5
Probability of business combination	20.0%

PROCAP BTC, LLC [Member]
Fair Value Measurements

Note 5. Fair Value Measurements

The following table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of June 30, 2025:

	Fair value measured at June 30, 2025
(in USD thousands)	Total carrying value at June 30, 2025	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Digital assets	$530,796,383	$530,796,383	$—	$—
Liabilities:
Derivative Liability	$45,968,500	$—	$—	$45,968,500

In determining the fair value of its digital assets, the Company uses quoted prices as determined by utilizing Coinbase closing prices. As such, the Company’s digital assets were determined to be Level 1 assets.

PROCAP BTC, LLC.
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD FROM JUNE 10, 2025 (INCEPTION) THROUGH JUNE 30, 2025

Note 5. Fair Value Measurements (cont.)

In determining the fair value of Derivative Liability, the company utilized the Black-Scholes pricing model which is considered to be Level 3 liability. The key inputs are presented in the table below:

	As of June 23, 2025	As of June 30, 2025
	(Initial)
Strike price – Preferred unit	$11.94	$9.56
Stock price	$10.79	$10.69
Volatility	47.6%	46.8%
Remaining term (in years)	0.5	0.5
Risk-free rate	4.29%	4.25%

The following table presents a roll-forward of the derivative liability for the period from June 10, 2025 (inception) through June 30, 2025:

Fair value
As of June 10, 2025 (inception)	$—
Initial value as of June 23, 2025	56,298,500
Change in fair value	(10,330,000)
Fair value as of June 30, 2025	$45,968,500

See Note 3 above for a description of the Company’s accounting policies.

The carrying amounts of the Company’s financial assets and liabilities, such as prepaid expenses, accounts payable and accrued expenses and due to related party, approximate fair value due to the short-term nature of these instruments.

Note 6. Fair Value Measurements

The following table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of September 30, 2025:

	Fair value measured at September 30, 2025
	Total carrying value at September 30, 2025	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
(in USD thousands)
Assets:
Digital assets	$565,404,018	$565,404,018	$-	$-
Liabilities:			-
Derivative Liability	$516,500	$-		$516,500

In determining the fair value of its digital assets, the Company uses quoted prices as determined by utilizing Coinbase closing prices. As such, the Company’s digital assets were determined to be Level 1 assets.

In determining the fair value of Derivative Liability, the Company utilized the Black-Scholes pricing model which is considered to be Level 3 liability. The key inputs are presented in the table below:

	As of June 23, 2025 (Initial)	As of September 30, 2025
Strike price - Preferred unit	$11.94	$10.75
Stock price	$10.79	$9.11
Volatility	47.6%	29.6%
Remaining term (in years)	0.5	0.2
Risk-free rate	4.29%	3.94%

The following table presents a roll-forward of the derivative liability for the period from June 10, 2025 (inception) through September 30, 2025:

Fair value
As of June 10, 2025 (inception)	$-
Initial value as of June 23, 2025	56,298,500
Change in fair value	(55,782,000)
Fair value as of September 30, 2025	$516,500

See Note 3 above for a description of the Company’s accounting policies.

The carrying amounts of the Company’s financial assets and liabilities, such as prepaid expenses, accounts payable and accrued expenses, approximate fair value due to the short-term nature of these instruments.